Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	May 31, 2023	May 31, 2022
Consolidated Statements of Operations
Revenue	$ 0	$ 266
Cost of goods sold		53
Gross profit		213
Operating expenses:
General and administrative	17,136	44,303
Research and development	2,632	27,043
Amortization and depreciation	175	781
Inventory charge	20,633	73,490
Total operating expenses	40,576	145,617
Operating loss	(40,576)	(145,404)
Interest and other expenses:
Interest on convertible notes	(4,624)	(5,417)
Amortization of discount on convertible notes	(2,126)	(2,958)
Amortization of debt issuance costs	(9,747)	(87)
Loss on induced conversion	(5,312)	(37,381)
Finance charges	(8,689)	(9,029)
Inducement interest expense		(6,691)
Legal settlement		(3,853)
Loss on derivatives	(8,750)
Total interest and other expenses	(39,248)	(65,416)
Loss before income taxes	(79,824)	(210,820)
Income tax benefit	0	0
Net loss	$ (79,824)	$ (210,820)
Weighted average common shares outstanding, Basic	836,528	676,900
Weighted average common shares outstanding, Diluted	836,528	676,900
Loss per share, Basic	$ (0.10)	$ (0.31)
Loss per share, Diluted	$ (0.10)	$ (0.31)